Borrowings and Credit Arrangements - Convertible Notes and Related Equity Components (Detail) (USD $)	Sep. 29, 2012	Sep. 24, 2011
2007 Notes [Member]
Schedule Of Borrowings [Line Items]
Notes principal amount	$ 775,000,000	$ 1,275,000,000
Unamortized discount	(50,591,000)	(147,287,000)
Net carrying amount	724,409,000	1,127,713,000
Equity component, net of taxes	233,353,000	259,000,000
2010 Notes [Member]
Schedule Of Borrowings [Line Items]
Notes principal amount	450,000,000	450,000,000
Unamortized discount	(74,062,000)	(89,133,000)
Net carrying amount	375,938,000	360,867,000
Equity component, net of taxes	60,054,000	60,054,000
2012 Notes [Member]
Schedule Of Borrowings [Line Items]
Notes principal amount	500,000,000
Unamortized discount	(41,687,000)
Net carrying amount	458,313,000
Equity component, net of taxes	$ 49,195,000